Condensed consolidated statement of changes in equity (unaudited) - GBP (£)	Total		Total		Total share capital and share premium		Other equity instruments		Other reserves		Retained earnings		Non-controlling interests
Beginning Balance, equity at Dec. 31, 2020	£ 66,882,000,000	[1]	£ 65,797,000,000	[1]	£ 4,637,000,000	[2]	£ 11,172,000,000	[2]	£ 4,461,000,000	[2]	£ 45,527,000,000	[1]	£ 1,085,000,000	[3]
Profit after tax	4,160,000,000	[1]	4,141,000,000	[1]			389,000,000	[2]			3,752,000,000	[1]	19,000,000	[3]
Currency translation movements	(495,000,000)	[4],[5]	(495,000,000)	[1]					(495,000,000)	[2]
Fair value through other comprehensive income reserve	(250,000,000)	[1]	(250,000,000)	[1]					(250,000,000)	[2]
Cash flow hedges	(911,000,000)	[4],[5]	(911,000,000)	[1]					(911,000,000)	[2]
Retirement benefit remeasurements	103,000,000	[4],[5]	103,000,000	[1]							103,000,000	[1]
Own credit	(47,000,000)	[1],[5]	(47,000,000)	[1]					(47,000,000)	[2]
Total comprehensive income for the period	2,560,000,000	[1]	2,541,000,000	[1]			389,000,000	[2]	(1,703,000,000)	[2]	3,855,000,000	[1]	19,000,000	[3]
Employee share schemes and hedging thereof	314,000,000	[1]	314,000,000	[1]	25,000,000	[2]					289,000,000	[1]
Other equity instruments coupon paid	(389,000,000)	[1]	(389,000,000)	[1]			(389,000,000)	[2]
Vesting of employee share schemes	(393,000,000)	[1]	(393,000,000)	[1]					4,000,000	[2]	(397,000,000)	[1]
Dividends paid	(189,000,000)	[1]	(173,000,000)	[1]							(173,000,000)	[1]	(16,000,000)	[3]
Repurchase of shares	(700,000,000)	[1]	(700,000,000)	[1]	(94,000,000)	[2]			94,000,000	[2]	(700,000,000)	[1]
Other movements	(29,000,000)	[1]	(5,000,000)	[1]			(5,000,000)	[2]					(24,000,000)	[3]
Ending Balance, equity at Jun. 30, 2021	68,056,000,000	[1]	66,992,000,000	[1]	4,568,000,000	[2],[6]	11,167,000,000	[2],[6]	2,856,000,000	[2],[6]	48,401,000,000	[1]	1,064,000,000	[7]
Beginning Balance, equity at Dec. 31, 2020	66,882,000,000	[1]	65,797,000,000	[1]	4,637,000,000	[2]	11,172,000,000	[2]	4,461,000,000	[2]	45,527,000,000	[1]	1,085,000,000	[3]
Profit after tax	7,056,000,000
Total comprehensive income for the period	4,838,000,000
Other movements							9,000,000
Ending Balance, equity at Dec. 31, 2021	70,041,000,000	[8]	69,052,000,000		4,536,000,000	[6]	12,259,000,000	[6]	1,770,000,000	[6]	50,487,000,000		989,000,000	[7]
Beginning Balance, equity at Jun. 30, 2021	68,056,000,000	[1]	66,992,000,000	[1]	4,568,000,000	[2],[6]	11,167,000,000	[2],[6]	2,856,000,000	[2],[6]	48,401,000,000	[1]	1,064,000,000	[7]
Profit after tax	2,896,000,000		2,868,000,000				415,000,000	[6]			2,453,000,000		28,000,000	[7]
Currency translation movements	364,000,000		364,000,000						364,000,000	[6]
Fair value through other comprehensive income reserve	(38,000,000)		(38,000,000)						(38,000,000)	[6]
Cash flow hedges	(1,517,000,000)		(1,517,000,000)						(1,517,000,000)	[6]
Retirement benefit remeasurements	540,000,000		540,000,000								540,000,000
Own credit	33,000,000		33,000,000						33,000,000	[6]
Total comprehensive income for the period	2,278,000,000		2,250,000,000				415,000,000	[6]	(1,158,000,000)	[6]	2,993,000,000		28,000,000	[7]
Employee share schemes and hedging thereof	(19,000,000)		(19,000,000)		35,000,000	[6]					(54,000,000)
Issue and redemption of other equity instruments	1,009,000,000		1,084,000,000				1,078,000,000	[6]			6,000,000		(75,000,000)	[7]
Other equity instruments coupon paid	(415,000,000)		(415,000,000)				(415,000,000)	[6]
Vesting of employee share schemes	(16,000,000)		(16,000,000)						(3,000,000)	[6]	(13,000,000)
Dividends paid	(367,000,000)		(339,000,000)								(339,000,000)		(28,000,000)	[7]
Repurchase of shares	(500,000,000)		(500,000,000)		(67,000,000)	[6]			67,000,000	[6]	(500,000,000)
Other movements	15,000,000		15,000,000				14,000,000	[6]	8,000,000	[6]	(7,000,000)
Ending Balance, equity at Dec. 31, 2021	70,041,000,000	[8]	69,052,000,000		4,536,000,000	[6]	12,259,000,000	[6]	1,770,000,000	[6]	50,487,000,000		989,000,000	[7]
Profit after tax	2,910,000,000		2,889,000,000				414,000,000	[6]			2,475,000,000		21,000,000	[7]
Currency translation movements	1,703,000,000	[5]	1,703,000,000						1,703,000,000	[6]
Fair value through other comprehensive income reserve	(759,000,000)		(759,000,000)						(759,000,000)	[6]
Cash flow hedges	(3,818,000,000)	[5]	(3,818,000,000)						(3,818,000,000)	[6]
Retirement benefit remeasurements	1,090,000,000	[5]	1,090,000,000								1,090,000,000
Own credit	855,000,000	[5]	855,000,000						855,000,000	[6]
Total comprehensive income for the period	1,981,000,000		1,960,000,000				414,000,000	[6]	(2,019,000,000)	[6]	3,565,000,000		21,000,000	[7]
Employee share schemes and hedging thereof	450,000,000		450,000,000		33,000,000	[6]					417,000,000
Issue and redemption of other equity instruments	120,000,000		140,000,000				115,000,000	[6]			25,000,000		(20,000,000)	[7]
Other equity instruments coupon paid	(414,000,000)		(414,000,000)				(414,000,000)	[6]
Partial disposal of ABSA holding	0		0						(39,000,000)	[6]	39,000,000
Vesting of employee share schemes	(457,000,000)		(457,000,000)						7,000,000	[6]	(464,000,000)
Dividends paid	(685,000,000)		(664,000,000)								(664,000,000)		(21,000,000)	[7]
Repurchase of shares	(432,000,000)		(432,000,000)		(61,000,000)	[6]			61,000,000	[6]	(432,000,000)
Other movements	(8,000,000)		(8,000,000)				(17,000,000)	[6]	2,000,000	[6]	7,000,000
Ending Balance, equity at Jun. 30, 2022	£ 70,596,000,000		£ 69,627,000,000		£ 4,508,000,000	[6]	£ 12,357,000,000	[6]	£ (218,000,000)	[6]	£ 52,980,000,000		£ 969,000,000	[7]

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	Details of share capital, other equity instruments and other reserves are shown on pages 89 to 91.
[3]	Details of non-controlling interests are shown on page 78.
[4]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[5]	Reported net of tax.
[6]	Details of share capital, other equity instruments and other reserves are shown on pages 89 to 90.
[7]	Details of non-controlling interests are shown on page 78.
[8]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.